Stock-Based Compensation - Restricted Stock Awards Textual (Details) - Restricted Stock Awards $ in Millions	9 Months Ended	12 Months Ended
	Nov. 26, 2022 USD ($) state	Feb. 26, 2022 USD ($) installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted stock awards		$ 8.9
Period for recognition, weighted average period (in years)		2 years 3 months 18 days
2012 and 2018 Incentive Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted stock awards	$ 4.5
Period for recognition, weighted average period (in years)	1 year 6 months
2012 and 2018 Incentive Compensation Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments	5	5
Service period from date of grant	1 year	1 year
2012 and 2018 Incentive Compensation Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments	7	7
Service period from date of grant	3 years	3 years